UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Asian Century Quest Capital, LLC
Address: 152 W. 57th Street, 6th Floor
         New York, NY  10019

13F File Number:  028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Finn
Title:     COO
Phone:     212-328-9322

Signature, Place, and Date of Signing:

 /s/  Kevin Finn     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $385,081 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           COM              031652100     4200  1050000 SH       SOLE                  1050000        0        0
BAIDU INC                      SPON ADR REP A   056752108    26310   300000 SH       SOLE                   300000        0        0
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108    11189    95700 SH       SOLE                    95700        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    51719   675000 SH       SOLE                   675000        0        0
DEUTSCHE BANK AG               PUT              D18190958    31296   800000 SH  PUT  SOLE                   800000        0        0
GOOGLE INC                     CL A             38259P508    23826    30000 SH       SOLE                    30000        0        0
ISHARES TR                     PUT              464287954     7386   200000 SH  PUT  SOLE                   200000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    58632  2511000 SH       SOLE                  2511000        0        0
MELCO CROWN ENTMT LTD          PUT              585464950    17513   750000 SH  PUT  SOLE                   750000        0        0
MICRON TECHNOLOGY INC          CALL             595112903     9975  1000000 SH  CALL SOLE                  1000000        0        0
MICRON TECHNOLOGY INC          COM              595112103    19950  2000000 SH       SOLE                  2000000        0        0
PACTERA TECHNOLOGY INTL LTD    SPONSORED ADR    695255109     5354   834000 SH       SOLE                   834000        0        0
ROYAL CARIBBEAN CRUISES LTD    CALL             V7780T903     6644   200000 SH  CALL SOLE                   200000        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    36502  1098806 SH       SOLE                  1098806        0        0
SINA CORP                      ORD              G81477104    26725   550000 SH       SOLE                   550000        0        0
SIRIUS XM RADIO INC            COM              82967N108    44506 14450000 SH       SOLE                 14450000        0        0
YOUKU TUDOU INC                SPONSORED ADR    98742U100     3354   200000 SH       SOLE                   200000        0        0